UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New
York Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 123.1%
Corporate — 14.6%
Chautauqua County Industrial
Development Agency, RB, Nrg Dunkirk
Power Project, 5.88%, 4/01/42	$ 250	$ 254,033
Essex County Industrial Development
Agency New York, RB, International
Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	100	103,943
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT (a):
7.63%, 8/01/25	750	785,535
7.75%, 8/01/31	1,000	1,048,380
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	1,350	1,349,905
Port Authority of New York & New Jersey,
RB, Continental Airlines Inc. and
Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	2,035	2,063,490
Suffolk County Industrial Development
Agency New York, RB, KeySpan, Port
Jefferson, AMT, 5.25%, 6/01/27	500	480,790
		6,086,076
County/City/Special District/School District — 27.0%
Amherst Development Corp., RB,
University at Buffalo Foundation
Faculty-Student Housing Corp.,
Series A (AGM):
4.38%, 10/01/30	250	235,725
4.63%, 10/01/40	140	132,623
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	522,945
Series D, 5.38%, 6/01/32	2,040	2,125,394
Sub-Series G-1, 6.25%, 12/15/31	250	283,388
Sub-Series I-1, 5.38%, 4/01/36	450	471,038
Hudson Yards Infrastructure Corp., RB,
Series A:
5.00%, 2/15/47	1,050	1,015,329
(FGIC), 5.00%, 2/15/47	500	483,490
(NPFGC), 4.50%, 2/15/47	850	784,082
New York City Industrial Development
Agency, PILOT, RB:
CAB, Yankee Stadium (AGC), 6.41%,
3/01/41 (b)	5,155	849,441

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (concluded)
New York City Industrial Development
Agency, PILOT, RB (concluded):
CAB, Yankee Stadium, (AGC),
6.02%, 3/01/42 (b)	$ 1,000	$ 153,370
CAB, Yankee Stadium, (AGC),
6.46%, 3/01/43 (b)	2,500	358,850
Queens Baseball Stadium, (AGC),
6.38%, 1/01/39	100	108,288
Queens Baseball Stadium,
(AMBAC), 5.00%, 1/01/39	750	650,542
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-3,
5.25%, 1/15/39	500	516,320
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC), 5.00%,
11/15/44	1,000	972,900
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project:
5.63%, 7/15/47	850	872,202
6.38%, 7/15/49	285	296,993
New York State Dormitory Authority, RB:
Interagency Council Pooled,
Series A-1, 4.25%, 7/01/25	250	243,360
State University Dormitory Facilities,
Series A, 5.00%, 7/01/39	150	152,507
		11,228,787
Education — 16.3%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A (c)(d):
7.00%, 5/01/25	200	79,730
7.00%, 5/01/35	130	51,825
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	175	173,796
Dutchess County Industrial
Development Agency New York,
Refunding RB, Bard College Civic
Facility, Series A-2, 4.50%, 8/01/36	500	432,255

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGC	Assured Guaranty Corp.	FHA	Federal Housing Administration
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	LRB	Lease Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	MRB	Mortgage Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	PILOT	Payment in Lieu of Taxes
ERB	Education Revenue Bonds	RB	Revenue Bonds
		SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

1

Schedule of Investments(continued)

BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
Series A, 4.75%, 3/01/26	$ 200	$ 195,528
New York City Industrial Development
Agency, RB, Lycee Francais de New
York Project, Series A (ACA), 5.50%,
6/01/15	250	263,557
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (e)	175	149,410
Iona College (Syncora), 5.13%,
7/01/32	2,000	1,988,280
New York University, Series 1
(BHAC), 5.50%, 7/01/31	245	272,185
Rochester Institute of Technology,
Series A, 6.00%, 7/01/33	325	351,253
The New School (AGM), 5.50%,
7/01/43 (f)	400	411,688
University of Rochester, Series A,
5.13%, 7/01/39	215	219,558
Vassar College, 5.00%, 7/01/49	200	202,148
New York State Dormitory Authority,
Refunding RB:
Brooklyn Law School, 5.75%,
7/01/33	125	132,864
Teachers College, 5.50%, 3/01/39	350	363,846
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project, 5.00%,
3/01/26	150	149,988
Trust for Cultural Resources, RB,
Series A:
Carnegie Hall, 4.75%, 12/01/39	550	533,159
Juilliard School, 5.00%, 1/01/39	550	568,821
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	250	257,373
		6,797,264
Health — 8.9%
Dutchess County Local Development
Corp., Refunding RB, Health Quest
System Inc., Series A, 5.75%,
7/01/30 (f)	350	347,137
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project, 5.00%, 12/01/27	150	125,610
Monroe County Industrial Development
Corp., RB, Unity Hospital of Rochester
Project (FHA), 5.50%, 8/15/40	275	290,130
New York State Dormitory Authority, RB:
New York State Association for
Retarded Children, Inc.,
Series B (AMBAC), 6.00%, 7/01/32	185	195,791
New York University Hospital
Center, Series B, 5.63%, 7/01/37	260	263,479
North Shore-Long Island Jewish
Health System, Series A, 5.50%,
5/01/37	450	457,249

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB:
(concluded)
North Shore-Long Island Jewish
Health System, Series A, 5.75%,
5/01/37	$ 500	$ 516,470
New York State Dormitory Authority,
Refunding RB:
Mount Sinai Hospital, Series A,
5.00%, 7/01/26	350	357,336
North Shore-Long Island Jewish
Health System, Series E, 5.50%,
5/01/33	250	253,858
Saratoga County Industrial Development
Agency New York, RB, Saratoga
Hospital Project, Series B, 5.25%,
12/01/32	200	190,480
Suffolk County Industrial Development
Agency New York, Refunding RB,
Jeffersons Ferry Project, 5.00%,
11/01/28	260	239,996
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.38%, 1/01/24	500	490,505
		3,728,041
Housing — 12.6%
New York City Housing Development
Corp., RB, Series A, AMT, 5.50%,
11/01/34	2,500	2,510,025
New York Mortgage Agency, Refunding
RB, Series 101, AMT, 5.40%,
4/01/32	2,275	2,277,957
New York State HFA, RB, Highland
Avenue Senior Apartments, Series A,
AMT (SONYMA), 5.00%, 2/15/39	500	453,730
		5,241,712
State — 16.8%
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	300	330,489
New York State Dormitory Authority,
LRB, Municipal Health Facilities,
Sub-Series 2-4, 4.75%, 1/15/30	500	493,785
New York State Dormitory Authority, RB,
Mental Health Services Facilities
Improvement, Series A (AGM), 5.00%,
2/15/22	335	359,197
New York State Urban Development
Corp., RB, Personal Income Tax, State
Facilities, Series A, 5.25%,
3/15/12 (g)	5,000	5,292,350
State of New York, GO, Series A, 5.00%,
2/15/39	500	512,825
		6,988,646
Tobacco — 8.3%
New York Counties Tobacco Trust III, RB,
Tobacco Settlement Pass-Thru, Turbo,
6.00%, 6/01/43	1,445	1,274,779

2 BLACKROCK NEW YORK MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Tobacco (concluded)
TSASC Inc. New York, RB, Tobacco
Settlement Asset-Backed, Series 1,
5.75%, 7/15/12 (g)	$ 2,000	$ 2,167,120
		3,441,899
Transportation — 10.5%
Metropolitan Transportation Authority,
RB:
Series 2008C, 6.50%, 11/15/28	700	790,769
Series A, 5.63%, 11/15/39	250	265,543
Series B, 4.50%, 11/15/37	100	91,671
Port Authority of New York & New Jersey,
RB, Consolidated:
116th Series, 4.13%, 9/15/32	500	474,570
126th Series, AMT (NPFGC), 5.25%,
5/15/37	2,750	2,774,117
		4,396,670
Utilities — 8.1%
Long Island Power Authority, RB,
General, Series C (CIFG), 5.25%,
9/01/29	500	533,990
Long Island Power Authority, Refunding
RB, Series A:
5.50%, 4/01/24	250	272,460
New York City Municipal Water Finance
Authority, RB, Series A (FGIC), 5.25%,
6/15/11 (g)	1,500	1,540,335
New York State Environmental Facilities
Corp., Refunding RB, Revolving Funds,
New York City Water Project, Series D,
5.13%, 6/15/31	1,000	1,014,400
		3,361,185
Total Municipal Bonds in New York		51,270,280
Guam — 1.9%
State — 0.6%
Territory of Guam, GO, Series A, 7.00%,
11/15/39	225	246,017
Tobacco — 0.4%
Guam Economic Development &
Commerce Authority, Refunding RB,
Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	200	178,466
Utilities — 0.9%
Guam Government Waterworks
Authority, Refunding RB, Water,
5.88%, 7/01/35	350	348,852
Total Municipal Bonds in Guam		773,335
Multi-State — 6.6%
Housing — 6.6%
Centerline Equity Issuer Trust, 7.20%,
11/15/52 (h)(i)	2,500	2,746,275
Puerto Rico — 18.2%
County/City/Special District/School District — 3.0%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.00%,
8/01/42	1,000	1,053,750

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
County/City/Special District/School District (concluded)
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.77%, 8/01/41 (b)	$ 1,400	$ 201,880
		1,255,630
State — 12.2%
Commonwealth of Puerto Rico, GO,
Public Improvement, Series A, 5.13%,
7/01/31	1,725	1,725,863
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (AMBAC) (b):
4.37%, 7/01/37	2,000	331,480
4.99%, 7/01/44	2,000	199,320
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series D:
5.25%, 7/01/12 (g)	1,980	2,117,274
5.25%, 7/01/27	720	716,810
		5,090,747
Tobacco — 1.1%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.63%, 5/15/43	500	454,205
Transportation — 1.9%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series D,
5.25%, 7/01/12 (g)	750	802,860
Total Municipal Bonds in Puerto Rico		7,603,442
Total Municipal Bonds – 149.8%		62,393,332
Municipal Bonds Transferred to Tender
Option Bond Trusts (j)
New York — 1.0%
Utilities — 1.0%
New York City Municipal Water Finance
Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	405	439,659
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 1.0%		439,659
Total Long-Term Investments
(Cost – $61,434,185) – 150.8%		62,832,991

BLACKROCK NEW YORK MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

3

Schedule of Investments(concluded)

BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares
BIF New York Municipal Money Fund,
0.00% (k)(l)	985,459	$ 985,459
Total Short-Term Securities
(Cost – $985,459) – 2.4%		985,459
Total Investments
(Cost – $62,419,644*) – 153.2%		63,818,450
Other Assets Less Liabilities – 0.5%		232,583
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (0.6)%		(270,243)
Preferred Shares, at Redemption Value – (53.1)%		(22,126,875)
Net Assets Applicable to Common Shares– 100.0%		$ 41,653,915

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 62,178,934
Gross unrealized appreciation	$ 2,532,108
Gross unrealized depreciation	(1,162,490)
Net unrealized appreciation	$ 1,369,618

(a) Variable rate security. Rate shown is as of report date.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security
(e) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(f) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
JP Morgan Securities	$ 347,137	$ 1,194
Merrill Lynch	$ 411,688	$ 20,596

(g) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(j) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.

(k) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	November 30,
Affiliate	2010	Activity	2010	Income
BIF New York
Municipal
Money Fund	563,059	422,400	985,459	$ -

(l) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds:
Long-Term
Investments[1]	—	$ 62,832,991	—	$ 62,832,991
Short-Term
Securities	$ 985,459	—	—	985,459
Total	$ 985,459	$ 62,832,991	—	$ 63,818,450

1 See above Schedule of Investments for values in each sector.

4 BLACKROCK NEW YORK MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: January 26, 2011